Significant Accounting Policies - Summary of Depreciation Method and Useful Lives (Details)	12 Months Ended
Dec. 31, 2022
Buildings
Disclosure Of Property Plant And Equipment [Line Items]
Basis	Straight-line
Buildings | Bottom of Range
Disclosure Of Property Plant And Equipment [Line Items]
Useful lives	15 years
Buildings | Top of Range
Disclosure Of Property Plant And Equipment [Line Items]
Useful lives	40 years
Rolling Stock
Disclosure Of Property Plant And Equipment [Line Items]
Basis	Primarily straight-line
Rolling Stock | Bottom of Range
Disclosure Of Property Plant And Equipment [Line Items]
Useful lives	3 years
Rolling Stock | Top of Range
Disclosure Of Property Plant And Equipment [Line Items]
Useful lives	20 years
Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Basis	Primarily straight-line
Equipment | Bottom of Range
Disclosure Of Property Plant And Equipment [Line Items]
Useful lives	5 years
Equipment | Top of Range
Disclosure Of Property Plant And Equipment [Line Items]
Useful lives	12 years